Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to AirNet Technology Inc.’s ordinary shareholders		$ (13,651)	$ (574)	$ (13,335)
Denominator:
Basic	[1]	11,199,744	6,571,281	7,803,348
Diluted	[1]	11,199,744	6,571,281	7,803,348
Net loss per ordinary share/ADS
Basic	[1]	$ (1.22)	$ (0.09)	$ (1.71)
Diluted	[1]	$ (1.22)	$ (0.09)	$ (1.71)
ADS [Member]
Denominator:
Basic		11,199,744	6,571,281	7,803,348
Diluted		11,199,744	6,571,281	7,803,348
Net loss per ordinary share/ADS
Basic		$ (1.22)	$ (0.09)	$ (1.71)
Diluted		$ (1.22)	$ (0.09)	$ (1.71)

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares (Note 11).